Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of expenses
	30 June 2021 A$	30 June 2020 A$	30 June 2019 A$
General and administrative expenses
Accounting and audit	547,055	389,798	496,983
Bad debts	5,472	26,983	50,429
Consulting	126,215	181,474	243,508
Depreciation	43,662	44,056	5,287
Employee benefits	1,775,809	1,531,037	1,599,023
Expected credit losses	(30,055)	(3,991)	34,046
Insurance	341,202	469,844	307,757
Investor relations	38,568	197,839	128,415
Legal	205,722	184,382	171,145
Listing and share registry	292,113	212,236	186,013
Occupancy	-	51,973	105,606
Superannuation	41,964	48,877	55,176
Travel and entertainment	1,398	91,347	159,911
Other	589,554	278,135	151,007
	3,978,679	3,703,990	3,694,306
Research and development expenses
Consulting	1,006,086	262,720	430,996
Project research and development	360,968	915,965	613,532
	1,367,054	1,178,685	1,044,528
Selling and marketing expenses
Selling	25,858	340,046	277,478
Marketing	90,652	295,261	377,427
Distribution costs	171,174	236,244	209,739
	287,684	871,551	864,644